SUPPLEMENT DATED JULY 1, 2003

TO PROSPECTUS DATED MAY 1, 2003 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED GUARANTEED, FIXED AND VARIABLE

DEFERRED ANNUITY CONTRACTS

ZURICH ARCHWAYSM VARIABLE ANNUITY

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends the "Transfers During the Accumulation Period" section contained in your Zurich ARCHWAYSM Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The fourth paragraph under the section entitled "F. Transfers During the Accumulation Period." beginning on page 25 of the Prospectus is deleted in its entirety and replaced with the following:

The following transfers must be requested through standard United States mail:

  transfers in excess of $250,000 per Contract, per day, and transfers into and out of the Credit Suisse Trust-Emerging Markets, the Janus Aspen Worldwide Growth, the Scudder International and the JPMorgan International Opportunities Subaccounts in excess of $50,000, per Contract, per day.

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For use in all states